Derivative Financial Instruments	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Derivative Financial Instruments
7. Derivative Financial Instruments
To mitigate the risks of future increases in interest rates and foreign exchange rates for the servicing of its debt, the Company has entered into derivative contracts in over-the-counter
transactions carried out with financial institutions. In 2020 the weighted-average interest rate of the total debt including the impact of interest rate derivatives held by the Company is 3.5% (3.8% and 4.1% in 2019 and 2018, respectively). An analysis of the derivative financial instruments contracted by the Company at December 31, 2019 and 2020 is as follows:

	At December 31,
	2019			2020
Instrument	Notional amount in millions		Fair Value	Notional amount in millions		Fair Value
Assets:
Swaps US Dollar-Mexican peso	US$	3,290	Ps. 4,420,433	US$	3,490	Ps.16,806,937
Swaps US Dollar – Euro	US$	150	96,967	US$	150	117,726
Swaps Yen-US Dollar		¥6,500	262,993		¥9,750	269,215
Swaps Pound sterling – US Dollar		£100	2,988		£1,010	2,237,919
Forwards US Dollar – Mexican Peso	US$	100	18	US$	240	39,607
Forwards US Dollar-Brazilian real	US$	83	90,429		—	—
Forwards Brazilian Real-US Dollar	BRL	5,803	1,620,605	BRL$	4,193	1,190,292
Forwards Euro-Brazilian real		€50	4,255		—	—
Forwards Euro-US Dollar		€1,506	204,241		€915	266,639
Forwards Argentinean Peso – US Dollar	ARS$	1,388	122,831		—	—
Total Assets			Ps.6,825,760			Ps.20,928,335

	At December 31,
	2019			2020
Instrument	Notional amount in millions		Fair Value	Notional amount in millions		Fair Value
Liabilities:
Swaps US Dollar-Mexican peso	US$	200	Ps. (33,253)		—	Ps. —
Swaps US Dollar-Euro	US$	800	(2,228,287)	US$	800	(4,811,031)
Swaps Yen-US Dollar		—	—		¥3,250	(14,802)
Swaps Pound sterling-Euro		£640	(2,201,997)		£640	(3,122,492)
Swap Pound sterling-US Dollar		£2,010	(3,019,255)		£550	(457,559)
Forwards US Dollar-Mexican Peso	US$	2,343	(1,398,247)	US$	3,494	(4,052,852)
Forwards Brazilian Real-US Dollar		—	—	BRL$	1,762	(425,249)
Forwards Euro – Mexican Peso		—	—		€200	(272,274)
Forwards Euro-US Dollar		€1,094	(554,278)		—	—
Forwards US Dollar – Euro	US$	20	(3,787)		—	—
Forwards Euro – Brazilian Real		€140	(10,196)		—	—
Forwards Yen – US Dollar		¥6,500	(18,769)		—	—
Put option		€374	(126,569)		€374	(1,073,990)
Call option		€3,000	(2,113)		—	—

Total Liabilities			Ps.(9,596,751)			Ps.(14,230,249)

The changes in the fair value of these derivative financial instruments for the years ended December 31, 2018, 2019 and 2020 amounted to a (loss) gain of Ps.(4,686,407), Ps.4,432,023 and Ps.12,378,193. Such amounts are included in the consolidated statements of comprehensive income as part of the caption “Valuation of derivatives interest cost from labor obligations and other financial items, net”
.

The maturities of the notional amount of the derivatives are as follow
s
:

Instrument	Notional amount in millions	2021	2022	2023	2024	2025 Thereafter
Assets
Swaps US Dollar-Mexican peso	US$		1,600			1,890
Swaps Yen-US Dollar	¥					9,750
Swaps US Dollar – Euro	US$					150
Swaps Pound sterling – US Dollar	£					1,010
Forwards US Dollar-Mexican Peso	US$	240
Forwards Brazilian Real-US Dollar	BRL	4,193
Forwards Euro-US Dollar	€	915
Liabilities
Swaps US Dollar-Euro	US$					800
Swaps Yen-US Dollar	¥					3,250
Swaps Pound sterling-Euro	£					640
Swap Pound sterling-US Dollar	£					550
Forwards US Dollar – Mexican Peso	US$	3,494
Forwards Brazilian Real-US Dollar	BRL	1,762
Forwards Euro – Mexican Peso	€	200
Put option	€			374